Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Other reserves [member]	Profit Reserves [Member]	Treasury shares [member]	Retained earnings [member]	Financial assets measured at fair value through other comprehensive income, category [member]	Defined benefit plans [member]	Reserve of exchange differences on translation [member]	IFRS 17 [member]	Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 57,000,000	R$ 290,282	R$ 49,706,143	R$ (791,358)		R$ 2,342,129	R$ (3,190,913)	R$ 859,370		R$ (438,666)	R$ 105,776,987	R$ 312,885	R$ 106,089,872
IfrsStatementLineItems [Line Items]
Total comprehensive income					15,528,052	(2,389,705)	266,692			(855,335)	12,549,704	31,272	12,580,976
Net profit attributable to the Parent Company					15,528,052						15,528,052	31,272	15,559,324
Other comprehensive income						(2,389,705)	266,692			(855,335)	(2,978,348)		(2,978,348)
Financial assets measured at fair value through other comprehensive income						(2,389,705)					(2,389,705)		(2,389,705)
Pension plans							266,692				266,692		266,692
Gain and loss - Cash flow and investment hedge										(855,335)	(855,335)		(855,335)
Appropriation of the previous fiscal year’s net profit
Spin-Off	(2,000,000)		(1,167,674)								(3,167,674)		(3,167,674)
Dividends and interest on equity from the previous fiscal year					(9,649,000)						(9,649,000)		(9,649,000)
Share-based compensation		81,659									81,659		81,659
Treasury shares				78,319							78,319		78,319
Other			(29,849)								(29,849)	(9,808)	(39,657)
Legal reserve			776,403		(776,403)
Dividend equalization reserve			5,102,649		(5,102,649)
Dividends and interest on capital													(9,649,000)
Ending balance, value at Dec. 31, 2021	55,000,000	371,941	54,387,672	(713,039)		(47,576)	(2,924,221)	859,370		(1,294,001)	105,640,146	334,349	105,974,495
IfrsStatementLineItems [Line Items]
Total comprehensive income					14,287,093	(707,433)	28,701			(401,282)	13,207,079	52,382	13,259,461
Net profit attributable to the Parent Company					14,287,093						14,287,093	52,382	14,339,475
Other comprehensive income						(707,433)	28,701			(401,282)	(1,080,014)		(1,080,014)
Financial assets measured at fair value through other comprehensive income						(707,433)					(707,433)		(707,433)
Pension plans							28,701				28,701		28,701
Gain and loss - Cash flow and investment hedge										(401,282)	(401,282)		(401,282)
Share-based compensation		73,837									73,837		73,837
Treasury shares				(506,277)							(506,277)		(506,277)
Other			(131,951)								(131,951)	110,611	(21,340)
Legal reserve			714,355		(714,355)
Dividend equalization reserve			5,472,738		(5,472,738)
Dividends and interest on capital					(8,100,000)						(8,100,000)		(8,100,000)
Ending balance, value at Dec. 31, 2022	55,000,000	445,778	60,442,814	(1,219,316)		(755,009)	(2,895,520)	859,370		(1,695,283)	110,182,834	497,342	110,680,176
IfrsStatementLineItems [Line Items]
Total comprehensive income					9,449,313	537,438	(620,233)		(27,931)	628,953	9,967,540	49,499	10,017,039
Net profit attributable to the Parent Company					9,449,313						9,449,313	49,499	9,498,812
Other comprehensive income						537,438	(620,233)		(27,931)	628,953	518,227		518,227
Financial assets measured at fair value through other comprehensive income						537,438					537,438		537,438
Pension plans							(620,233)				(620,233)		(620,233)
Adjustments IFRS 17									(27,931)		(27,931)		(27,931)
Gain and loss - Cash flow and investment hedge										628,953	628,953		628,953
Share-based compensation		161,899									161,899		161,899
Treasury shares				112,533							112,533		112,533
Prescribed dividends			56,858								56,858		56,858
Unrealized profit			171,340								171,340		171,340
Other												(143,491)	(143,491)
Legal reserve			472,466		(472,466)
Dividend equalization reserve			2,776,847		(2,776,847)
Dividends and interest on capital					(6,200,000)						(6,200,000)		(6,200,000)
Ending balance, value at Dec. 31, 2023	R$ 55,000,000	R$ 607,677	R$ 63,920,325	R$ (1,106,783)		R$ (217,571)	R$ (3,515,753)	R$ 859,370	R$ (27,931)	R$ (1,066,330)	R$ 114,453,004	R$ 403,350	R$ 114,856,354